Goodwill, Software and Other Intangible Assets (Major Components of Intangible Assets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accumulated amortization	¥ (4,317,440)	¥ (3,980,624)
Total amortizable intangible assets	1,587,814	1,447,218
Total non-amortizable intangible assets	29,671	6,723
Total	1,617,485	1,453,941
Computer Software, Intangible Asset [Member]
Amortizable intangible assets	5,306,474	4,977,974
Other Intangible Assets [Member]
Amortizable intangible assets	264,260	114,593
Use Rights [Member]
Amortizable intangible assets	334,520	335,275
Trademarks and Trade Names [Member]
Total non-amortizable intangible assets	¥ 29,671	¥ 6,723